Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,100,000
Proposed Maximum Offering Price per Unit	124.19
Maximum Aggregate Offering Price	$ 260,799,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 22,689.51
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's common stock par value $0.01 per share ("Common Stock") that become issuable under the Covista Inc. 2026 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (b) Estimated in accordance with Securities Act 457(c) and Rule 457(h) solely for the purpose of calculating the Registrant's registration fee on the basis of $124.19, which was the average of the high and low prices of the Common Stock, as reported by the New York Stock Exchange on October 30, 2026.